UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21237

 Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, Inc. 225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond
Ultimus Asset Services, Inc.
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	08/31

Date of reporting period:	08/31/17

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Tactical Multi-Purpose Fund

Annual Report

August 31, 2017

Fund Adviser:

Fisher Asset Management, LLC

5525 NW Fisher Creek Drive
Camas, Washington 98607
1-800-550-1071

Tactical Multi-Purpose Fund
Investment Results (Unaudited)

Total Returns(a) (for the period ended August 31, 2017)
Since Inception (3/30/17)
Tactical Multi-Purpose Fund	(0.20)%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (b)	0.39%

Total annual operating expenses, as disclosed in the Tactical Multi-Purpose Fund (the “Fund”) prospectus dated January 17, 2017, were estimated to be 257.75% of average daily net assets (1.00% after fee waivers/expense reimbursements). Fisher Asset Management, LLC (the “Adviser”) is contractually obligated to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2025 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers; and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business)). This expense cap may not be terminated prior to this date except by the Board of Trustees. Each expense reimbursement is subject to repayment by the Fund within three years following the date the particular expense occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that was in effect at the time of the reimbursement and at the time of the repayment. Additional information pertaining to the Fund’s expense ratios as of August 31, 2017 can be found in the financial highlights.

Tactical Multi-Purpose Fund
Investment Results (Unaudited) - continued

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. For more information on the Fund, and to obtain performance data current to the most recent month end or to request a prospectus, please call 1-800-550-1071.

(a)
Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)
The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The performance of the index does not reflect the deduction of expenses associated with a fund, such as investment management fees. An individual cannot invest directly in an index.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Tactical Multi-Purpose Fund
Statement of Assets and Liabilities
August 31, 2017

Assets
Cash and cash equivalents	$33,523
Interest receivable	12
Receivable from Adviser	11,036
Prepaid expenses	1,529
Total Assets	46,100

Liabilities
Payable to Administrator	3,499
Other accrued expenses	17,643
Total Liabilities	21,142
Net Assets	$24,958

Net Assets consist of:
Paid-in capital	$25,010
Accumulated undistributed net investment loss	(52)
Net Assets	$24,958

Shares outstanding (unlimited number of shares authorized, no par value)	2,501

Net asset value (“NAV”) offering and redemption price per share	$9.98

See accompanying notes which are an integral part of the financial statements.

Tactical Multi-Purpose Fund
Statement of Operations
For the period ended August 31, 2017 (A)

Investment Income
Interest income	$53
Total investment income	53

Expenses
Audit	10,500
Legal	7,500
Fund accounting	6,251
Administration	6,249
Trustee	5,921
Transfer agent	5,000
Chief Compliance Officer	5,000
Report printing	3,500
Custodian	2,084
Registration	193
Investment Adviser	26
Miscellaneous	6,699
Total expenses	58,923
Fees waived and expenses reimbursed by Adviser	(58,818)
Net operating expenses	105
Net investment loss	(52)

Net decrease in net assets resulting from operations	$(52)

(a)	For the period March 30, 2017 (commencement of operations) through August 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Tactical Multi-Purpose Fund
Statement of Changes in Net Assets

For the Period Ended August 31, 2017 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(52)
Net decrease in net assets resulting from operations	(52)

Capital Transactions
Proceeds from shares sold	25,050
Amount paid for shares redeemed	(40)
Net increase in net assets resulting from capital transactions	25,010

Total Increase in Net Assets	24,958

Net Assets
Beginning of period	—
End of period	$24,958

Accumulated undistributed net investment loss	$(52)

Share Transactions
Shares sold	2,505
Shares redeemed	(4)
Net increase in shares outstanding	2,501

(a)	For the period March 30, 2017 (commencement of operations) through August 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Tactical Multi-Purpose Fund
Financial Highlights
(For a share outstanding during the period)

	For the Period Ended August 31, 2017 (a)
Selected Per Share Data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment loss	(0.02)
Total from investment operations	(0.02)

Net asset value, end of period	$9.98

Total Return	(0.20	)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)	$25
Ratio of net expenses to average net assets	1.00	%(c)
Ratio of gross expenses to average net assets before waiver and reimbursement	558.98	%(c)
Ratio of net investment loss to average net assets	(0.49	)%(c)
Portfolio turnover rate	0	%(b)

(a)	For the period March 30, 2017 (commencement of operations) to August 31, 2017.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of the financial statements.

Tactical Multi-Purpose Fund
NOTES TO FINANCIAL STATEMENTS
August 31, 2017

NOTE 1. ORGANIZATION

The Tactical Multi-Purpose Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on November 14, 2016. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on March 30, 2017. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 4.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

Tactical Multi-Purpose Fund
NOTES TO FINANCIAL STATEMENTS - continued

As of and during the period ended August 31, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determines to be fair and equitable.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders and net realized long-term and short-term capital gains, if any, at least annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Cash and Cash Equivalents – The Fund currently holds its entire cash position in a cash equivalent deposit account, due to its small asset size. As net assets grow, the Fund anticipates making investments in order to more closely pursue its stated objective.

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual issuer or security in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

Tactical Multi-Purpose Fund
NOTES TO FINANCIAL STATEMENTS - continued

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●
Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and

Tactical Multi-Purpose Fund
NOTES TO FINANCIAL STATEMENTS - continued

other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The Fund did not hold any investments during the reporting period in which other significant observable inputs were used in determining fair value. The Fund did not hold any investments during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of August 31, 2017, based on input levels assigned on March 30, 2017 (commencement of operations).

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”) with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.25% of the Fund’s average daily net assets. For the period ended August 31, 2017, the Adviser earned a fee of $26 from the Fund before the waiver and reimbursement described below.

The Adviser is contractually obligated to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2025 (excluding portfolio transaction and other investment-related costs (including brokerage fees and

Tactical Multi-Purpose Fund
NOTES TO FINANCIAL STATEMENTS - continued

commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable to financial intermediaries; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers; and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business)). This expense cap may not be terminated prior to this date except by the Board of Trustees.

Each expense reimbursement is subject to repayment by the Fund, to the Adviser, within three years following the date the particular expense occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that was in effect at the time of the reimbursement and at the time of the repayment. As of August 31, 2017, the Adviser may seek repayment of expense reimbursements in the amount of $58,818 from the Fund no later than August 31, 2020.

The Trust retains Ultimus Fund Solutions, LLC (the “Administrator”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the period ended August 31, 2017, the Administrator earned fees of $6,249 for administration services, $6,251 for fund accounting services and $5,000 for transfer agent services. At August 31, 2017, the Fund owed the Administrator $3,499 for such services.

Certain officers of the Trust are officers or employees of Ultimus Fund Solutions, LLC or Ultimus Fund Distributors, LLC (the “Distributor”). The Distributor acts as the principal distributor of the Fund’s shares. The Distributor operates as wholly owned subsidiary of Ultimus Fund Solutions, LLC. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor. Officers are not paid by the Trust for services to the Fund.

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended August 31, 2017, there were no purchases or sales of investment securities, other than short-term investments.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At August 31, 2017, the Adviser owned 100% of the Fund. As a result, the Adviser may be deemed to control the Fund.

Tactical Multi-Purpose Fund
NOTES TO FINANCIAL STATEMENTS - continued

NOTE 8. FEDERAL TAX INFORMATION

At August 31, 2017, the appreciation (depreciation) of investments for tax purposes was as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized appreciation	—
Tax cost	$—

Certain capital and qualified late year losses incurred after October 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax period ended August 31, 2017, the Fund deferred Qualified Late Year Ordinary Losses in the amount of $52.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated events or transactions that may have occurred since August 31, 2017, that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

Tactical Multi-Purpose Fund Audit Opinion

To the Shareholders of Tactical Multi-Purpose Fund and
Board of Trustees of Unified Series Trust

We have audited the accompanying statement of assets and liabilities of Tactical Multi-Purpose Fund (the “Fund”), a series of Unified Series Trust, as of August 31, 2017, and the related statements of operations and changes in net assets, and the financial highlights for the period March 30, 2017 (commencement of operations) through August 31, 2017. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tactical Multi-Purpose Fund as of August 31, 2017, the results of its operations, the changes in its net assets, and the financial highlights for the period March 30, 2017 (commencement of operations) through August 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 25, 2017

Tactical Multi-Purpose Fund Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held from Fund commencement to August 31, 2017.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period (a)	Annualized Expense Ratio
Actual	$1,000.00	$ 998.00	$4.21	1.00%
Hypothetical (b)	$1,000.00	$ 1,020.16	$5.09	1.00%

(a)
Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 154/365 (to reflect the period since commencement of operations on March 30, 2017). Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)	Assumes a 5% return before expenses.

Tactical Multi-Purpose Fund Trustees and Officers (Unaudited)

GENERAL QUALIFICATIONS. The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” (as defined in the 1940 Act) of the Trust or any adviser, sub-adviser or distributor of the Trust.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Year of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (1947) Chairman of the Audit and Pricing Committees; Independent Trustee, December 2002 to present
Current: President and founder of Hippenstiel Investment Counsel LLC, a registered investment advisor, since November 2008.

Previous: Chairman of investment committee for the Diana Davis Spencer Foundation from October 2011 to May 2014; Chairman and Founder, Constitution Education Foundation from February 2011 to December 2016.

Stephen A. Little (1946) Independent Trustee, December 2002 to present	Current: President and founder of The Rose, Inc., a registered investment advisor, since April 1993. Previous: Chairman, Unified Series Trust, December 2004 to December 2016.
Daniel J. Condon (1950) Independent Trustee, December 2002 to present
Previous: Executive Advisor of Standard Steel LLC, a Railway manufacturing supply company, Jan. 2016-Dec. 2016; Chief Executive Officer of Standard Steel LLC, Aug. 2011- Dec. 2015;Director of Standard Steel Holdings Co., which owns Standard Steel LLC, Aug. 2011- Dec. 2016; President and CEO of International Crankshaft Inc., an automotive supply manufacturing company, 2004 to Aug. 2011; Director of International Crankshaft Inc., 2004 to Dec. 2016; Chairman of SMI Crankshaft, an automotive and truck supply company from July 2010 to Aug. 2011.

Tactical Multi-Purpose Fund Trustees and Officers (Unaudited) - continued

Name, Address*, (Year of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Ronald C. Tritschler (1952) Independent Trustee, January 2007 to present; Interested Trustee, December 2002 to December 2006
Current: Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001; Director of First State Financial, a full-service bank, since 1998; Chairman of The Lexington Convention and Visitors’ Bureau since 2011; Director of Lexington Chamber of Commerce since January 2017.

Kenneth G.Y. Grant (1949) Chairman, January 2017 to present; Independent Trustee, May 2008 to present
Current: Executive Vice President and Chief Officer, Corporate Development for Global Trust Company, a nondepository trust company, since 2008, Advisors Charitable Gift Fund since May 2005, Northeast Retirement Services, Inc., a provider of retirement and charitable services products, since February 2003 and Savings Banks Employees Retirement Association, a provider of qualified retirement benefit plans, since February 2003; Director, Lift Up Africa since 2008; Chair Investment Committee since January 2011 and past Chair, Board of Directors of Massachusetts Council of Churches; Member, Presbytery of Boston, Presbyterian Church (U.S.A.) since June 1975; Director, Northeast Retirement Services, LLC and Global Trust Company since February, 2017.

Nancy V. Kelly (1955) Independent Trustee, August 2017 to present Interested Trustee, November 2007 to August 2017	Previous: Executive Vice President of Huntington National Bank, the Trust’s custodian (2001-2017)

*	The address for each Trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

**	As of the date of this Report, the Trust consists of, and each Trustee oversees, 19 series.

Tactical Multi-Purpose Fund Trustees and Officers (Unaudited) - continued

The following table provides information regarding the Officers of the Trust.

Name, Address*, (Year of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David R. Carson (1958) President, January 2016 to present
Current: Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC since 2013; President, Ultimus Managers Trust (“UMT”) since October 2013.

Previous: Vice President, UMT (April 2013 to October 2013); Chief Compliance Officer, The Huntington Funds (2005 to 2013), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013).

Zachary P. Richmond (1980) Treasurer and Chief Financial Officer, November 2014 to present
Current: Assistant Vice President, Associate Director of Financial Administration for Ultimus Fund Solutions, LLC since December 2015; Treasurer and Chief Financial Officer of Capitol Series Trust since August 2014; Treasurer and Chief Financial Officer of Commonwealth International Series Trust since September 2015.

Previous: Manager, Fund Administration, Huntington Asset Services, Inc. (January 2011 to December 2015); Interim Treasurer and Chief Financial Officer of Unified Series Trust (August 2014 to November 2014); Assistant Treasurer of Unified Series Trust (May 2011 to August 2014).

Elisabeth Dahl (1962) Secretary, May 2017 to present	Current: Attorney, Ultimus Fund Solutions, LLC since March 2016. Previous: Attorney, Cincinnati, OH (May 2009 to March 2016).
Stephen Preston (1966) AML Compliance Officer, May 2017 to present	Current: Chief Compliance Officer, Ultimus Fund Solutions, LLC since June 2011.

Tactical Multi-Purpose Fund Trustees and Officers (Unaudited) - continued

Name, Address*, (Year of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present	Current: Managing Member, Buttonwood Compliance Partners, LLC, since May 2013; Chief Compliance Officer of Unified Series Trust, since October, 2004

*	The address for each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

**	As of the date of this Report, the Trust consists of, and each Trustee oversees, 19 series.

Tactical Multi-Purpose Fund Other Information (Unaudited)

The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request. You may call toll-free at (800) 550-1071 to request a copy of the SAI or to make shareholder inquiries.

Tactical Multi-Purpose Fund Management Agreement Approval (Unaudited)

The Tactical Multi-Purpose Fund (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees oversees the management of the Fund and, as required by law, considered the approval of the Fund’s management agreement with its investment adviser, Fisher Asset Management, LLC (“Fisher”).

The Board of Trustees, with the assistance of the Board’s Advisory Contract Renewal Committee (the “Committee”), requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the approval of the management agreement.

The Committee convened on November 1, 2016 via teleconference to consider the approval of the management agreement between the Trust and Fisher. At the Committee meeting, the Committee reviewed and discussed materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator for the Fund.

At the Trustees’ quarterly meeting held in November 2016, the Committee and the Board interviewed certain executives of Fisher, including Fisher’s Head of Trading, its Executive Vice President of Portfolio Management and Investment Policy Committee Member, and its Lieutenant Vice President – Portfolio Management, and recalled that they had previously interviewed these executives at a special telephonic meeting held on September 1, 2016. The Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust or Fisher (the “Independent Trustees”), approved a management agreement between the Trust and Fisher that provided for no management fee (shareholders, all advisory clients of Fisher, instead would pay the advisory fee at the separate account level). The Trustees convened again on January 5, 2017 via teleconference to consider a revised management agreement between the Trust and Fisher that called for an annual management fee of 0.25% at the Fund level. After reviewing updated materials, including corrected performance numbers, the Trustees, including the Independent Trustees, approved the revised management agreement for an initial period of two years. The Trustees’ approval of the revised management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i) The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Fisher proposed to provide to the Fund, which included, but were not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees also considered the qualifications and experience of Fisher’s portfolio managers who would be responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Fisher who would

Tactical Multi-Purpose Fund Management Agreement Approval (Unaudited) - continued

provide services to the Fund. The Trustees noted Fisher’s extensive advisory experience and significant assets under management. The Trustees concluded that Fisher has adequate resources to provide satisfactory investment management services to the Fund.

(ii) Fund Performance. The Trustees next considered that Fisher did not regularly manage an investment product with a strategy similar to the proposed strategy. The Trustees noted that they would monitor the Fund’s performance once it is actively used, and such performance would be measured in the aggregate with a client’s portfolio and not simply at the Fund level. The Trustees also discussed that performance metrics could vary depending on the investment strategy deployed by the adviser. Nevertheless, the Trustees considered Fisher’s prior management of a composite that closed on June 30, 2016, as compared to the average performance over the one-, three-, five-, and ten-year periods of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (the “BofA Treasury Index”) and the Morningstar Market Neutral category (True No-Load, Institutional). The Trustees noted that the composite had outperformed the BofA Treasury Index for the three- and ten-year periods, was the same as the index for the five-year period and underperformed for the one-year period. They also noted that the composite had underperformed the Morningstar category for the three- and five-year periods and outperformed for the one- and ten-year periods.

(iii) Fee Rate and Profitability. The Trustees noted that Fisher would charge a management fee to the Fund of 0.25%, that Fisher had agreed to contractually limit total operating expenses to 1.00% and that representatives of Fisher had indicated that Fisher would voluntarily waive the entire management fee (to the extent any fee is payable after application of the expense cap). The Trustees also noted that the 0.25% advisory fee was well below the average and median for the Morningstar Market Neutral Category, and that the Fund’s net expenses (after waiver/reimbursement due to the expense cap) were also below average. The Trustees concluded that the management fee of 0.25% is reasonable. They also noted that Fisher would not be getting any additional revenue from the Fund (as it will waive the entire advisory fee). They therefore concluded that the Fund would not be profitable to Fisher.

(iv) Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Fisher will realize economies of scale as the Fund grows larger. The Trustees determined that, as Fisher intends to waive the advisory fee, it would not realize benefits from economies of scale.

Tactical Multi-Purpose Fund Privacy Policy

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

●	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

●	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information. The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

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AVAILABILITY OF PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (800) 550-1071 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Kenneth G.Y. Grant, Chairman
Stephen A. Little
Daniel J. Condon
Gary E. Hippenstiel
Nancy V. Kelly
Ronald C. Tritschler

OFFICERS
David R. Carson, President
Zachary P. Richmond, Treasurer and Chief Financial Officer
Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER
Fisher Asset Management, LLC
5525 NW Fisher Creek Drive
Camas, WA 98607

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., 14th Floor
Cincinnati, OH 45202

CUSTODIAN
MUFG Union Bank N.A.
350 California Street, Suite 2018
San Francisco, CA 94104

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC
Member FINRA/SIPC

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)
Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) Posting: We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f) Availability: The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Tactical Multi-Purpose Fund :                                                                       FY 2017 $7,000

(b)	Audit-Related Fees
Registrant

Tactical Multi-Purpose Fund: FY 2017 $0

(c)	Tax Fees
Registrant

Tactical Multi-Purpose Fund: FY 2017 $3,000

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d)	All Other Fees
Registrant

Tactical Multi-Purpose Fund: FY 2017 $0

Nature of the fees:	Transfer Agency system conversion testing

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant
Audit-Related Fees:	0%
Tax Fees:	0%
All Other Fees:	0%

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2017	$0	$0

(h) Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.
(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code is filed herewith

(2)
Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	10/26/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	10/26/17

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	10/26/17